ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Oct. 31, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 12 – ACCRUED LIABILITIES AND OTHER PAYABLES

At October 31, 2021 and 2020, accrued liabilities and other payables consisted of the following:

	October 31, 2021	October 31, 2020
Accrued professional service fees	$81,388	$155,356
Other	14,276	25,038
	$95,664	$180,394